Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	₩ 321,136		₩ 375,160
Derivative financial assets	217,594		164,695
Current derivative financial assets	30,110		8,704
Non-current derivative financial assets	187,484		155,991
Newberry Global Limited [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	15,477		9,524
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	₩ 321,025		320,984
Projected discounted cash flow percentage	7.10%
SK Broadband Co., Ltd. [Member]
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	₩ 4,682
Non-current derivative financial assets	2,306
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount	270,000		₩ 64,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		$ 400,000
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		5,690
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		500,000
Floating-to-fixed interest rate swap, Mar. 4, 2020
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		300,000
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		$ 300,000
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	12,500
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	₩ 25,000